LEASES	12 Months Ended
Dec. 31, 2020
LEASES
LEASES

10.LEASES

The Company leases office space throughout the United States under operating and short-term lease agreements. These lease agreements have terms not exceeding 11 years and some contain multi-year renewal options or early termination options that are not considered reasonably certain of exercise except as discussed below. The Company also leases equipment under immaterial finance lease agreements.

For the year ended December 31, 2020 operating lease cost was $34.3 million, variable lease cost was $0.4 million, short-term lease cost was $0.9 million, and sublease income was $0.1 million. During the years ended December 31, 2019 and 2018, rent expense related to operating leases was $11.7 million and $7.4 million, respectively.

For the year ended December 31, 2020, cash paid for amounts included in the measurement of operating lease liabilities was $12.7 million. For the year ended December 31, 2020, right-of-use assets obtained in exchange for new or acquired operating lease liabilities was $39.8 million. For the year ended December 31, 2020, terminations of certain operating leases resulted in the reduction of right-of-use assets and lease liabilities of approximately $28.3 million. Of this reduction in operating lease liabilities and right-of-use assets, $28.1 million is attributable to the Company exercising an option to early terminate the Company’s lease in San Francisco. As the Company does not anticipate returning to the San Francisco space, the Company accelerated amortization of the right-of-use asset by $12.5 million for the one year term remaining after exercising the early termination option. In exercising the Company’s early termination option, the Company incurred and paid $5.2 million in early termination fees. See “Note 20 —  Restructuring” for further discussion. There were no other material lease modifications for the year ended December 31, 2020.

For the year ended December 31, 2019, cash paid for amounts included in the measurement of operating lease liabilities was $10.8 million. For the year ended December 31, 2019, right-of-use assets obtained in exchange for new or acquired operating lease liabilities was $57.9 million. For the year ended December 31, 2019, terminations of certain operating leases,  resulted in the reduction of right-of-use assets and lease liabilities of approximately $2.9 million. There were no other material lease modifications in the year ended December 31, 2019.

As of December 31, 2020 and 2019, for operating leases, the weighted average lease term was 6.5 years and 4.5 years respectively, and the weighted average discount rate was 9.1% and 7.2% respectively.

Maturity of operating lease liabilities as of December 31, 2020 are as follows (in thousands):

2021	$25,536
2022	9,151
2023	8,504
2024	8,920
2025	7,555
Thereafter	33,864
Total undiscounted future cash flows	$93,530
Less: Imputed interest	26,189
Total lease liabilities	$67,341